Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Commitments [Line Items]
Employer national insurance contingent liability			£ 800,000	£ 1,300,000
Prevailing rate of employer national insurance			13.80%
Cardiff University [member]
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term	1 year		2 years
Payments for work performed by sub-licensee			£ 175,052	£ 292,607	£ 292,607
Cardiff University [member] | Scenario Forecast [member]
Capital Commitments [Line Items]
Payments for work performed by sub-licensee		£ 250,000
Cardiff Consultants [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee			1,875,000
Cardiff ProTides [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee			£ 4,500,000